INVESTMENTS	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
9. INVESTMENTS

At January 31, 2019, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	37,000	$1,957	$3,778	$5,735
VBI Vaccines Inc.	2,000	4,232	150	4,382
Great Thunder Gold Corp.	10,819	866	(703)	163

		$7,055	3,225	$10,280

At January 31, 2018, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	40,000	$2,116	$17,684	$19,800
VBI Vaccines Inc.	8,000	16,927	22,033	38,960
Great Thunder Gold Corp.	10,819	866	431	1,297

		$19,909	$40,148	$60,057

During the year ended January 31, 2019, the Company recorded an unrealized loss of $19,197 (2018 – loss of $57,269; 2017 – gain of $40,449) on investments in marketable securities, representing the change in fair value during the year.

During the year ended January 31, 2019, the Company sold 3,000 (2018 – 180,000, 2017 - Nil) shares of Levon Resources Ltd. for gross proceeds of $935 (2018 - $79,070, 2017 - $Nil) and 6,000 (2018 – 3,000, 2017 - Nil) shares of VBI Vaccines Inc. for gross proceeds of $26,553 (2018 - $23,061, 2017 - $Nil). As a result, the Company recorded a gain on sale of investments of $14,635 for the year ended January 31, 2019 (2018 – $93,693, 2017 – $Nil).